Retirement Plan	3 Months Ended
Mar. 31, 2022
Retirement Benefits [Abstract]
Retirement Plan

Note 10 — Retirement Plan

Effective January 1, 2022, the Company adopted a defined contribution savings plan pursuant to Section 401(k) of the Internal Revenue Code (“the 401(k) Plan”). The 401(k) Plan is for the benefit of all qualifying employees and permits voluntary contributions by employees of up to 100% of eligible compensation, subject to the maximum limits imposed by the Internal Revenue Service. The terms of the 401(k) Plan allow for discretionary employer contributions. Enrollment in the 401(k) Plan will become available during the second quarter of 2022. No expenses were incurred related to the 401(k) Plan during the three months ended March 31, 2022.